SHARE BASED PAYMENTS - Equity settled, 2017 and 2013 Plan Activity (Details)	12 Months Ended
	Dec. 31, 2020 EquityInstruments ZAR (R)	Dec. 31, 2019 EquityInstruments ZAR (R)	Dec. 31, 2018 EquityInstruments ZAR (R)
Sibanye 2017 Share Plan - Bonus Shares [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	2,582,489	3,269,210
Number of instruments, granted		3,994,507	5,977,437
Vested and paid	(2,541,680)	(5,823,174)	(2,348,445)
Forfeited	(40,809)	1,141,946	(359,782)
Instruments outstanding, end of period		2,582,489	3,269,210
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	68,236,442	48,535,348	12,953,888
Number of instruments, granted		30,512,439	41,103,872
Vested and paid	(1,005,668)		(1,457,586)
Forfeited	(4,633,349)	(10,811,345)	(4,064,826)
Instruments outstanding, end of period	62,597,425	68,236,442	48,535,348
2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period | EquityInstruments	11,157,460	15,215,982	19,379,386
Vested and paid | EquityInstruments	(5,055,647)	(467,017)	(2,523,162)
Forfeited | EquityInstruments	(6,101,813)	(3,591,505)	(1,640,242)
Instruments outstanding, end of period | EquityInstruments		11,157,460	15,215,982
2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period | EquityInstruments			446,469
Vested and paid | EquityInstruments			(415,579)
Forfeited | EquityInstruments			(30,890)